Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 14 - Subsequent Events

Subsequent to December 31, 2012, the Company received $42,500 from accredited investors for 170,000 common shares of the Company valued at $0.25 per share. The shares have not been issued by the Company.

Subsequent to December 31, 2012, the Company repaid $20,000 towards the outstanding notes payable.